Convertible Notes (Details) - Schedule of fair values of the convertible notes (Parentheticals) $ in Thousands	Dec. 31, 2021 USD ($)
February 25 Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of convertible debt	$ 6,670
April 14 Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of convertible debt	1,000
May 5 Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of convertible debt	13,330
May 5 Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of convertible debt	2,000
September 14 Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of convertible debt	$ 13,575